Consolidated Balance Sheet - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 657,999	$ 610,947	$ 11,659	$ 9,031
Other receivables	176,288	1,300	281,727	19,926
Amount due from director
Amount due from related company
Accounts receivable			10,946	534
Total Current Assets	834,287	612,247	304,332	29,491
NON-CURRENT ASSET
Intangible asset	14,860	6,002
Total Non-Current Asset	14,860	6,002
TOTAL ASSETS	849,147	618,249	304,332	29,491
CURRENT LIABILITIES
Other payables and accrued liabilities	74,265	62,191	279,736	47,850
Income tax payable	4,796	4,796
TOTAL CURRENT LIABILITIES	79,061	66,987	279,736	47,850
TOTAL LIABILITIES	79,061	66,987	279,736	47,850
STOCKHOLDERS’ EQUITY
Preferred shares, $0.0001 par value; 200,000,000 shares authorized; None issued and outstanding
Common Shares, value	8,662	8,662	8,500	10
Additional paid-in capital	625,978	625,978
Preference shares.	243,719
Merger Reserve			24,375
Exchange Reserve	(417)	260	(259)	(11)
Accumulated other comprehensive profit
Accumulated losses	(107,856)	(83,638)	(8,020)	(18,358)
TOTAL STOCKHOLDERS’ EQUITY	770,086	551,262	24,596	(18,359)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 849,147	$ 618,249	$ 304,332	$ 29,491